UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	 Fairholme Capital Management, L.L.C.
Address: 4400 Biscayne Blvd, 9th Floor
         Miami, FL 33137


Form 13F File Number: 28-6994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Paul R. Thomson
Title:   Chief Compliance Officer
Phone:   305-358-3000

Signature, Place, and Date of Signing:

       /s/Paul R. Thomson             Miami, FL			02-14-13
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:  20

Form 13F Information Table Value Total:  $6,946,711
                                         -----------
                                         (thousands)

List of Other Included Managers: NONE


Profice a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP COM        COM              026874784  3030939 85862294.00 SH    Sole              83255207.00        2607087.00
ASSURED GUARANTY LTD.          COM              G0585R106      736 51700.00 SH       Sole                                   51700.00
BANK OF AMERICA CORP.          COM              060505104  1165878 100506715.00 SH   Sole              89742115.00       10764600.00
BERKSHIRE HATHAWAY INC DEL CL  COM              084670108      804     6.00 SH       Sole                                       6.00
BERKSHIRE HATHAWAY INC DEL CL  COM              084670702    70376 784575.00 SH      Sole                160600.00         623975.00
CIT GROUP INC.                 COM              125581801   124546 3223229.00 SH     Sole               3202729.00          20500.00
CITIGROUP INC COM              COM              172967424     2269 57360.00 SH       Sole                                   57360.00
JEFFERIES GROUP INC.           COM              472319102    26592 1432000.00 SH     Sole                237600.00        1194400.00
LEUCADIA NATL CORP COM         COM              527288104   426428 17924656.00 SH    Sole              15257997.00        2666659.00
MBIA INC COM                   COM              55262c100   333589 42495420.00 SH    Sole              34494700.00        8000720.00
ORCHARD SUPPLY HARDWARE STORES COM              685691404     4477 604143.00 SH      Sole                601063.00           3080.00
SEARS HLDGS CORP COM           COM              812350106   750542 18146573.00 SH    Sole              16371773.00        1774800.00
ST JOE CO COM                  COM              790148100   579759 25119555.00 SH    Sole              23841602.00        1277953.00
WELLS FARGO & CO NEW COM       COM              949746101     6901 201900.00 SH      Sole                170500.00          31400.00
AIG WARRANTS, 45.00 STRIKE, 1  WTS              026874156   335986 24346799.00 SH    Sole              23523143.00         823656.00
BAC WARRANTS, 13.30 STRIKE, 1  WTS              060505146    53979 9904428.00 SH     Sole               8490728.00        1413700.00
HARTFORD WARRANTS, 9.599 STRIK WTS              416515120     7069 524400.00 SH      Sole                524400.00
JP MORGAN WARRANTS, 42.42 STRI WTS              46634E114     8934 753300.00 SH      Sole                718000.00          35300.00
LINCOLN NATIONAL CORP., 10.673 WTS              534187117     3127 181610.00 SH      Sole                181610.00
WELLS FARGO WARRANTS, 34.01 ST WTS              949746119    13780 1377965.00 SH     Sole               1349565.00          28400.00